Other investments	6 Months Ended
Jun. 30, 2023
Other investments
11 Other investments
end of	6M23	2022
Other investments (CHF million)
Equity method investments	2,151	1,618
Equity securities (without a readily determinable fair value) [1]	1,959	3,212
of which at net asset value	112	72
of which at measurement alternative	375	366
of which at fair value	1,430	2,727
of which at cost less impairment	42	47
Real estate held-for-investment [2]	47	46
Life finance instruments [3]	510	587
Total other investments	4,667	5,463
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2
As of the end of 6M23 and 2022, real estate held-for-investment included foreclosed or repossessed real estate of CHF 21 million and CHF 20 million, respectively, of which CHF 21 million and CHF 20 million, respectively, were related to residential real estate.

3 Includes single premium immediate annuity contracts.
Accumulated depreciation related to real estate held-for-investment amounted to CHF 25 million and CHF 24 million as of the end of 6M23 and 2022, respectively.
No impairments were recorded on real estate held-for-investments in 6M23 and 6M22.
Equity securities at measurement alternative
in / end of	6M23	Cumulative	6M22
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(12)	(66)	(4)
Upward adjustments	0	147	0
> Refer to “Note 23 – Financial instruments” for further information on equity securities without a readily determinable fair value.